Financial Instruments - Fair Values and Risk Management - Summary of Changes in Liabilities Arising from Financing Activities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	€ 103,091	€ 112,235	€ 101,851
Cash outflows	(26,610)	(22,497)	(16,311)
Cash inflows	11,195	6,308	12,227
Other changes	19,181	7,045	14,468
Ending balance	106,857	103,091	112,235
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	17,290	17,439	16,426
Cash outflows	(8,715)	(4,473)	(4,788)
Cash inflows	10,912	4,038	5,873
Other changes	(2,134)	286	(72)
Ending balance	17,353	17,290	17,439
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	51,849	57,138	53,593
Cash outflows	(11,057)	(10,049)	(10,090)
Other changes	21,535	4,760	13,635
Ending balance	62,327	51,849	57,138
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	27,500	34,924	28,701
Cash outflows	(6,703)	(7,424)
Cash inflows			6,210
Other changes			13
Ending balance	20,797	27,500	34,924
Bank overdrafts [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,754	1,223	2,111
Cash outflows			(888)
Cash inflows	283	531
Ending balance	2,037	1,754	1,223
Non-controlling interests [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	4,698	1,511	1,020
Cash outflows	(135)	(551)	(545)
Cash inflows		1,739	144
Other changes	(220)	1,999	892
Ending balance	€ 4,343	€ 4,698	€ 1,511